Financial instruments related to commodity contracts - Offsetting of financial assets and financial liabilities (Details) - Derivative financial instruments related to commodity contracts - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 9,331	$ 7,565	$ 22,380
Gross value before offsetting - liabilities	(7,939)	(8,203)	(20,934)
Amounts offset - assets	(259)	(553)	(2,160)
Amounts offset - liabilities	259	553	2,160
Net balance sheet value presented - assets	9,072	7,012	20,220
Net balance sheet value presented - liabilities	(7,680)	(7,650)	(18,774)
Other amounts not offset - collateral received			(406)
Other amounts not offset - collateral pledged	403	109
Net carrying amount after other amounts not offset	1,795	(529)	1,040
Fair value	1,392	(638)	1,446
Fair value after other amounts not offset	1,795	(529)	1,040
Gas & Power activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	8,454	6,533	21,438
Gross value before offsetting - liabilities	(6,724)	(6,494)	(19,091)
Amounts offset - assets	(86)	(280)	(2,013)
Amounts offset - liabilities	86	280	2,013
Net balance sheet value presented - assets	8,368	6,253	19,425
Net balance sheet value presented - liabilities	(6,638)	(6,214)	(17,078)
Other amounts not offset - collateral received			(406)
Other amounts not offset - collateral pledged	403	109
Net carrying amount after other amounts not offset	2,133	148	1,941
Fair value	1,730	39	2,347	$ 6,383
Fair value after other amounts not offset	2,133	148	1,941
Gas & Power activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	117	116	1,268
Gross value before offsetting - liabilities	(129)	(125)	(449)
Amounts offset - assets	(7)	(27)	(18)
Amounts offset - liabilities	7	27	18
Net balance sheet value presented - assets	110	89	1,250
Net balance sheet value presented - liabilities	(122)	(98)	(431)
Net carrying amount	(12)	(9)	819
Fair value	(12)	(9)	819
Gas & Power activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	8,060	5,875	18,014
Gross value before offsetting - liabilities	(6,595)	(6,369)	(18,638)
Amounts offset - assets	(79)	(253)	(1,994)
Amounts offset - liabilities	79	253	1,994
Net balance sheet value presented - assets	7,981	5,622	16,020
Net balance sheet value presented - liabilities	(6,516)	(6,116)	(16,644)
Net carrying amount	1,465	(494)	(624)
Fair value	1,465	(494)	(624)
Gas & Power activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	277	540	2,143
Gross value before offsetting - liabilities			(1)
Amounts offset - assets			(1)
Amounts offset - liabilities			1
Net balance sheet value presented - assets	277	540	2,142
Net carrying amount	277	540	2,142
Fair value	277	540	2,142
Gas & Power activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets		2	13
Gross value before offsetting - liabilities			(3)
Net balance sheet value presented - assets		2	13
Net balance sheet value presented - liabilities			(3)
Net carrying amount		2	10
Fair value		2	10
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	877	1,032	942
Gross value before offsetting - liabilities	(1,215)	(1,709)	(1,843)
Amounts offset - assets	(173)	(273)	(147)
Amounts offset - liabilities	173	273	147
Net balance sheet value presented - assets	704	759	795
Net balance sheet value presented - liabilities	(1,042)	(1,436)	(1,696)
Net carrying amount after other amounts not offset	(338)	(677)	(901)
Fair value	(338)	(677)	(901)	$ (137)
Fair value after other amounts not offset	$ (338)	(677)	(901)
Maximum maturity of most derivatives	1 year
Crude oil, petroleum products and freight rates activities | Swaps
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	$ 85	66	122
Gross value before offsetting - liabilities	(46)	(50)	(114)
Amounts offset - assets	(44)	(28)	(58)
Amounts offset - liabilities	44	28	58
Net balance sheet value presented - assets	41	38	64
Net balance sheet value presented - liabilities	(2)	(22)	(56)
Net carrying amount	39	16	8
Fair value	39	16	8
Crude oil, petroleum products and freight rates activities | Forwards
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	656	655	631
Gross value before offsetting - liabilities	(1,012)	(1,348)	(1,489)
Amounts offset - assets	(14)	(13)	(7)
Amounts offset - liabilities	14	13	7
Net balance sheet value presented - assets	642	642	624
Net balance sheet value presented - liabilities	(998)	(1,335)	(1,482)
Net carrying amount	(356)	(693)	(858)
Fair value	(356)	(693)	(858)
Crude oil, petroleum products and freight rates activities | Options
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	70	23	76
Gross value before offsetting - liabilities	(102)	(97)	(227)
Amounts offset - assets	(60)	(23)	(69)
Amounts offset - liabilities	60	23	69
Net balance sheet value presented - assets	10		7
Net balance sheet value presented - liabilities	(42)	(74)	(158)
Net carrying amount	(32)	(74)	(151)
Fair value	(32)	(74)	(151)
Crude oil, petroleum products and freight rates activities | Futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets		1
Net balance sheet value presented - assets		1
Net carrying amount		1
Fair value		1
Crude oil, petroleum products and freight rates activities | Options on futures
Financial structure, financial costs and financial instruments
Gross value before offsetting - assets	66	287	113
Gross value before offsetting - liabilities	(55)	(214)	(13)
Amounts offset - assets	(55)	(209)	(13)
Amounts offset - liabilities	55	209	13
Net balance sheet value presented - assets	11	78	100
Net balance sheet value presented - liabilities		(5)
Net carrying amount	11	73	100
Fair value	$ 11	$ 73	$ 100